UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ ]; Amendment Number: _________
     This Amendment   [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     JAMES MITAROTONDA
Address:  c/o BARINGTON COMPANIES ADVISORS LLC
          888 SEVENTH AVENUE, 17th Floor
          New York, New York 10019

Form 13F File Number:  028-11793

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   JAMES MITAROTONDA
Phone:  212-974-5700

Signature, Place, and Date of Signing:

/s/ JAMES MITAROTONDA   New York, New York	November 13, 2006
---------------------   ------------------	 ---------------
  [Signature]                [City, State]         [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: $348,175 (in thousands)

                                                        Market
                                                        Value               SH/ PUT/ Investment  Other     Voting Authority
 Name of Issuer              Title of Class   CUSIP   (x $1,000)  Quantity  PRN CALL Discretion Managers   Sole    Shared None
 BORDERS GROUP INC           COM            099709107      1,850     90,667 SH       DEFINED    NONE        90,667      0    0
 CONSOLIDATED TOMOKA LD CO   COM            210226106     25,071    390,700 SH       DEFINED    NONE       390,700      0    0
 FLORIDA EAST COAST INDS     COM            340632108     14,998    262,748 SH       DEFINED    NONE       262,748      0    0
 FISHER COMMUNICATIONS INC   COM            337756209     10,506    252,851 SH       DEFINED    NONE       252,851      0    0
 GRIFFON CORP                COM            398433108     20,388    854,126 SH       DEFINED    NONE       854,126      0    0
 INTERNATIONAL ALUM CORP     COM            458884103      5,562    148,907 SH       DEFINED    NONE       148,907      0    0
 LANCASTER COLONY CORP       COM            513847103     48,685  1,087,681 SH       DEFINED    NONE     1,087,681      0    0
 PEP BOYS MANNY MOE & JACK   COM            713278109     49,471  3,849,919 SH       DEFINED    NONE     3,849,919      0    0
 SCHULMAN A INC.             COM            808194104     36,127  1,536,666 SH       DEFINED    NONE     1,536,666      0    0
 S1 CORP                     COM            78463B101      4,444    963,974 SH       DEFINED    NONE       963,974      0    0
 STRIDE RITE CORP            COM            863314100     25,517  1,827,838 SH       DEFINED    NONE     1,827,838      0    0
 LONE STAR STEAKHOUSE SALOON COM            542307103     49,956  1,798,915 SH       DEFINED    NONE     1,798,915      0    0
 STERIS CORP                 COM            859152100      5,167    214,750 SH       DEFINED    NONE       214,750      0    0
 SYMS CORP                   COM            871551107     12,309    604,544 SH       DEFINED    NONE       604,544      0    0
 WARNACO GROUP, INC          COM NEW        934390402     38,124  1,971,251 SH       DEFINED    NONE     1,971,251      0    0
